SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
5	SHORT-TERM INVESTMENTS

As of December 2015, the Company's short-term investments consisted of adjustable-rate debt securities placed with banks that were classified as held-to-maturity securities. The Company measured the held-to maturity securities at amortized cost which was approximate to its fair value, with no gross unrecognized holding gain or loss and unrealized gain in accumulated other comprehensive income. Interest income of $nil, $nil and $135 were recognized in the consolidated statements of operations for the year ended December 31, 2013, 2014 and 2015, respectively. Fair value information about the investments as of December 31, 2014 and 2015 is as follows:

As of December 31, 2014
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Unrealized gain in accumulated other comprehensive income	Fair value
Short-term investments:
Held-to maturity securities	-	-	-	-	-

	As of December 31, 2015
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Unrealized gain in accumulated other comprehensive income	Fair value
Short-term investments:
Held-to maturity securities - adjustable-rate debt securities	4,632	-	-	-	4,632